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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Investment Management LLC
Address: 53 Forest Ave
         Old Greenwich, CT  06870

13F File Number:  28-03887

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John  J. McDonald, CFA
Title:     President and Chief Operating Officer
Phone:     (203) 637-6090

Signature, Place, and Date of Signing:

      /s/  John  J. McDonald, CFA     Old Greenwich, CT     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $759,055 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE  SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------- -------
AAR CORP			Convertible	000361AH8     2804     2500 PRN		SOLE		         0	 0	 0
AAR CORP			Convertible	000361AJ4     8367     8126 PRN		SOLE			 0	 0	 0
AAR CORP			Convertible	000361AL9     7336     7160 PRN		SOLE			 0	 0	 0
ALLEGHENY TECHNOLOGIES INC	Convertible	01741RAD4    63203    36004 PRN		SOLE			 0	 0	 0
ALLIANCE DATA SYSTEMS CORP	Convertible	018581AD0      902	750 PRN		SOLE			 0	 0	 0
AMERICAN MEDICAL SYS HLDGS	Convertible	02744MAB4     5371     4000 PRN		SOLE			 0	 0	 0
ANIXTER INTERNATIONAL INC	Convertible	035290AJ4     3761     3000 PRN		SOLE			 0	 0	 0
BARRICK GOLD CORP		Common		067901108      519    10000  SH		SOLE		     10000	 0	 0
BOISE INC			Warrant		09746Y113      395   235000  SH		SOLE			 0	 0	 0
CEPHALON INC			Convertible	156708AP4     3331     2000 PRN		SOLE			 0	 0	 0
CHARLES RIVER LABORATORIES	Convertible	159864AB3     3966     3805 PRN		SOLE			 0	 0	 0
CIENA CORP			Convertible	171779AF8     5158     3500 PRN		SOLE			 0	 0	 0
CLEVELAND-CLIFFS INC		Common		18683K101      983    10000  SH		SOLE		     10000	 0	 0
CONCUR TECHNOLOGIES INC		Convertible	206708AA7     5556     4500 PRN		SOLE			 0	 0	 0
CORNING INC			Common		219350105      516    25000  SH		SOLE		     25000	 0	 0
COVANTA HOLDING CORP		Convertible	22282EAC6     4718     4000 PRN		SOLE			 0	 0	 0
CUBIST PHARMACEUTICALS INC	Convertible	229678AC1    10281     9500 PRN		SOLE			 0	 0	 0
EMC CORP			Convertible	268648AM4    58250    34131 PRN		SOLE			 0	 0	 0
EMC CORP			Option		268648102      531    20000  SH	CALL	SOLE			 0	 0	 0
ENDO PHARMACEUT HLDGS INC	Convertible	29264FAB2    11309     8038 PRN		SOLE			 0	 0	 0
EXTERRAN HOLDINGS INC		Convertible	30225XAA1    21621    17500 PRN		SOLE			 0	 0	 0
FEI COMPANY			Convertible	30241LAF6     9698     7500 PRN		SOLE			 0	 0	 0
FORD MOTOR COMPANY		Warrant		345370134      794   125000  SH		SOLE			 0	 0	 0
FREEPORT-MCMORAN COPPER		Common		35671D857      278     5000  SH		SOLE		      5000	 0	 0
GOLD RESERVE INC		Convertible	38068NAB4      642	802 PRN		SOLE			 0	 0	 0
ILLUMINA INC			Convertible	452327AC3    23102    22500 PRN		SOLE			 0	 0	 0
INCYTE CORP			Convertible	45337CAJ1    22776    11410 PRN		SOLE			 0	 0	 0
ISHARES MSCI EMERGING MKT	Common		464287234      243     5000  SH		SOLE		      5000	 0	 0
JAMES RIVER COAL CO		Common		470355207     2441   101000  SH		SOLE		    101000	 0	 0
LINCARE HOLDINGS INC		Convertible	532791AE0     2298     2000 PRN		SOLE			 0	 0	 0
LINCARE HOLDINGS INC		Convertible	532791AF7     2379     2000 PRN		SOLE			 0	 0	 0
MASTEC INC			Convertible	576323AM1     1147      750 PRN		SOLE			 0	 0	 0
NAVISTAR INTL CORP		Convertible	63934EAL2    26539    17500 PRN		SOLE			 0	 0	 0
NETAPP INC			Convertible	64110DAB0    79104    50000 PRN		SOLE			 0	 0	 0
NETAPP INC			Option		64110D104     4336    90000  SH	 PUT	SOLE			 0	 0	 0
NETAPP INC			Option		64110D104     1156    24000  SH	CALL	SOLE			 0	 0	 0
NVIDIA CORP			Common		67066G104      277    15000  SH		SOLE		     15000	 0	 0
ON SEMICONDUCTOR CORPORATION	Convertible	682189AG0    35342    30000 PRN		SOLE			 0	 0	 0
ORACLE CORP			Common		68389X105      334    10000  SH		SOLE		     10000	 0	 0
PETROHAWK ENERGY CORP		Common		716495106      368    15000  SH		SOLE		     15000	 0	 0
PETROLEO BRASILEIRO S.A.	Common		71654V408      202     5000  SH		SOLE		      5000	 0	 0
PIONEER NATURAL RESOURCES CO	Convertible	723787AH0    17714    10000 PRN		SOLE		         0	 0	 0
PRICELINE.COM			Convertible	741503AM8    35112    20000 PRN		SOLE			 0	 0	 0
PRICELINE.COM			Option		741503403     1469     2900  SH  PUT	SOLE			 0	 0	 0
ROVI CORP			Convertible	779376AB8      994	750 PRN		SOLE			 0	 0	 0
SALESFORCE.COM INC		Convertible	79466LAB0    74682    44628 PRN		SOLE			 0	 0	 0
ST MARY LAND & EXPLORATION	Convertible	792228AD0    15703    11000 PRN		SOLE			 0	 0	 0
SUNPOWER CORP			Common		867652109      171    10000  SH		SOLE		     10000	 0	 0
SUNPOWER CORP			Convertible	867652AE9      534	500 PRN		SOLE			 0	 0	 0
TAKE-TWO INTERACTIVE SOFTWRE	Convertible	874054AA7    17448    11000 PRN		SOLE			 0	 0	 0
TRW AUTOMOTIVE HOLDINGS CORP	Convertible	87264MAD1     4005     2000 PRN		SOLE			 0	 0	 0
UNITED STATES STEEL CORP	Convertible	912909AE8    91360    50000 PRN		SOLE			 0	 0	 0
UNITED STATES STEEL CORP	Option		912909108     6473   120000  SH	 PUT	SOLE			 0	 0	 0
VALE SA				Common		91912E105      834    25000  SH		SOLE		     25000	 0	 0
VEECO INSTRUMENTS INC		Convertible	922417AC4    26467    14303 PRN		SOLE			 0	 0	 0
VERIFONE HOLDINGS INC		Convertible	92342YAB5    14792    11000 PRN		SOLE			 0	 0	 0
VIRGIN MEDIA INC		Convertible	92769LAB7    15392     9100 PRN		SOLE			 0	 0	 0
VIRGIN MEDIA INC		Option		92769L101     3571   128500  SH	 PUT	SOLE			 0	 0	 0


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